Leases - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 GBP (£) lease	Dec. 31, 2023 GBP (£) lease
Lease liabilities [abstract]
Expense relating to short-term leases for which recognition exemption has been used	£ 1,000,000	£ 2,000,000
Lease modification, period	91 years
Number of leases with variable lease payment terms | lease	238	517
Number of leases | lease	631	756
Expense relating to variable lease payments not included in measurement of lease liabilities	£ 4,634,000,000	£ 1,062,000,000
Cash flow reduced for early termination option expected to be exercised	10,000,000	441,000,000
Increase in gross lease liabilities	3,581,000,000
Cash flow increased for early extension option expected to be exercised	1,872,000,000	0
Gains arising from sale and leaseback transactions	£ 0	£ 0